The Company and key events - The company (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employee trial_cohort subsidiary	Jun. 30, 2022 EUR (€) employee	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Company Information [Abstract]
Number of clinical product candidates | trial_cohort	6
Net income for the period	€ 1,718	€ 6,303
Total shareholders’ equity	€ 57,863	€ 116,333	€ 54,151	€ 107,440
Number of subsidiaries | subsidiary	1
Number of employees | employee	191	213